Business And Nature Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Number of significant lessees									2
Royalty revenue derived from major customer	$ 4,722	$ 4,404	$ 5,009	$ 4,708	$ 4,536	$ 5,178	$ 7,306	$ 7,000	$ 18,842,746	$ 24,020,334	$ 26,614,880
Operating Lease One [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer									10,198,000	11,469,000	13,685,000
Operating Lease Two [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer									$ 6,638,000	$ 10,625,000	$ 11,334,000